CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 708	$ 828	$ 876
Other comprehensive income (loss), net of tax
Unrealized (loss) gain on cash flow hedges	(166)	94	42
Changes in retirement plans’ funded status	(282)	87	(219)
Foreign currency translation	125	(510)	(185)
Unrealized loss on available for sale securities		(1)	(1)
Share of other comprehensive loss of entities using the equity method	(44)	(23)	(59)
Other comprehensive loss, net of tax	(367)	(353)	(422)
Comprehensive income	341	475	454
Less: comprehensive income (loss) attributable to noncontrolling interests	(6)	132	80
Comprehensive income attributable to CNH Industrial N.V.	$ 347	$ 343	$ 374